Label	Element	Value
CitizensSelect Prime Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001167368_SupplementTextBlock	December 13, 2013 CITIZENSSELECT FUNDS - CitizensSelect Prime Money Market Fund Supplement to Prospectuses dated September 1, 2013 The following changes will take effect as of January 13, 2014
Risk/Return [Heading]	rr_RiskReturnHeading	CitizensSelect Prime Money Market Fund
Strategy [Heading]	rr_StrategyHeading	The following replaces the second sentence in "Fund Summary - CitizensSelect Prime Money Market Fund - Principal Investment Strategy":
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the fund normally invests in a diversified portfolio of high quality, short-term, dollar-denominated debt securities, including:  securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities; certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches; repurchase agreements, including tri-party repurchase agreements; asset-backed securities; municipal securities; domestic and dollar-denominated foreign commercial paper and other short-term corporate obligations, including those with floating or variable rates of interest; and dollar-denominated foreign government obligations.

Risk [Heading]	rr_RiskHeading	The following supplements the sections "Fund Summary - CitizensSelect Prime Money Market Fund - Principal Risks" and "Fund Details - CitizensSelect Prime Money Market Fund - Investment Risks":
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•    Municipal securities risk.  The amount of public information available about municipal securities is generally less than that for corporate equities or bonds.  Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal securities.  Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue.